Right-of-use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2022
Right-of-use Assets and Lease Liabilities Disclosure [Abstract]
Right-of-use assets and Lease liabilities
15.	Right-of-use assets and Lease liabilities:

(a)	The composition of the rights over leased assets as of December 31, 2022 and 2021 is as follows:

	Gross Balance		Accumulated Depreciation		Net Balance
	2022	2021	2022	2021	2022	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Categories
Buildings	144,482	124,978	(64,352)	(46,743)	80,130	78,235
Floor space for ATMs	43,492	42,051	(35,735)	(25,566)	7,757	16,485
Improvements to leased properties	28,595	26,066	(21,561)	(20,598)	7,034	5,468
Total	216,569	193,095	(121,648)	(92,907)	94,921	100,188

(b)	The changes of the rights over leased assets as of December 31, 2022 and 2021 is as follows:

	2022
	Buildings	Floor space for ATMs	Improvements to leased properties	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2022	124,978	42,051	26,066	193,095
Additions	23,930	2,819	2,529	29,278
Write-downs	(4,296)	(1,002)	—	(5,298)
Remeasurement	(130)	(376)	—	(506)
Total	144,482	43,492	28,595	216,569

Accumulated Depreciation
Balance as of January 1, 2022	(46,743)	(25,566)	(20,598)	(92,907)
Depreciation of the year (*)	(19,636)	(11,168)	(963)	(31,767)
Write-downs	2,027	999	—	3,026
Total	(64,352)	(35,735)	(21,561)	(121,648)

Balance as of December 31, 2022	80,130	7,757	7,034	94,921

(*)	See Note No.37 Depreciation and Amortization.

	2021
	Buildings	Floor space for ATMs	Improvements to leased properties	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2021	123,215	40,445	26,579	190,239
Additions	12,123	2,867	1,386	16,376
Write-downs	(10,468)	(1,055)	(1,899)	(13,422)
Remeasurement	—	(206)	—	(206)
Others	108	—	—	108
Total	124,978	42,051	26,066	193,095

Accumulated Depreciation
Balance as of January 1, 2021	(33,560)	(16,496)	(21,354)	(71,410)
Depreciation of the year (*)	(18,244)	(10,095)	(860)	(29,199)
Write-downs	5,064	1,025	1,616	7,705
Others	(3)	—	—	(3)
Total	(46,743)	(25,566)	(20,598)	(92,907)

Balance as of December 31, 2021	78,235	16,485	5,468	100,188

(*)	See Note No.37 Depreciation and Amortization.

(c)	The future maturities (including unearned interest) of the lease liabilities as of December 31, 2022 and 2021:

	December 2022
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 12 months	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Total
Lease associated to:	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Buildings	—	1,895	3,786	16,018	32,260	19,799	22,825	96,583
ATMs	—	1,087	2,151	7,323	1,323	225	92	12,201
Total	—	2,982	5,937	23,341	33,583	20,024	22,917	108,784

	December 2021
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 12 months	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Total
Lease associated to:	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Buildings	—	1,785	3,555	13,516	28,025	21,530	27,733	96,144
ATMs	—	962	1,921	8,221	6,114	116	108	17,442
Total	—	2,747	5,476	21,737	34,139	21,646	27,841	113,586

The Bank and its subsidiaries maintain contracts with certain renewal options and for which there is reasonable certainty that said option shall be carried out. In such cases, the lease period used to measure the liability and assets corresponds to an estimate of future renewals.

The changes of the obligations for lease liabilities and the flows for the years 2022 and 2021 are as follows:

Total cash flow for the year
Lease liability	MCh$

Balances as of January 1, 2021	115,017
Liabilities for new lease agreements	8,283
Interest accrued expenses	1,978
Payments of capital and interests	(30,585)
Remeasurement	(206)
Derecognized contracts	(5,524)
Readjustments	6,707
Balances as of December 31, 2021	95,670
Liabilities for new lease agreements	16,559
Interest accrued expenses	1,865
Payments of capital and interests	(32,375)
Remeasurement	(506)
Derecognized contracts	(2,020)
Others	10,176
Balances as of December 31, 2022	89,369

(d)	The future cash flows related to short-term lease agreements in effect as of December 31, 2022 correspond to Ch$3,483 million (Ch$5,569 million as of December 31, 2021).